Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 699,000	Taxes	BRAZIL		Federal Government of Brazil, Tax Authority	Caraiba
#: 2
	5,044,000	Royalties	BRAZIL		Federal Government of Brazil, National Mining Agency	Caraiba
#: 3
	101,000	Fees	BRAZIL		Federal Government of Brazil, National Mining Agency	Caraiba
#: 4
	5,844,000		BRAZIL			Caraiba
#: 5
	410,000	Royalties	BRAZIL			Tucuma
#: 6
	687,000	Fees	BRAZIL	snj:BR-PA	Municipal Government of Tucuma, City Hall	Tucuma
#: 7
	1,316,000	Fees	BRAZIL	snj:BR-PA	State Government of Para, Tax Authority	Tucuma
#: 8
	2,655,000	Infrastructure	BRAZIL	snj:BR-PA	Municipal Government of Tucuma, City Hall	Tucuma
#: 9
	5,068,000		BRAZIL			Tucuma
#: 10
	6,521,000	Taxes	BRAZIL		Federal Government of Brazil, Tax Authority	Xavantina
#: 11
	2,602,000	Royalties	BRAZIL			Xavantina
#: 12
	103,000	Fees	BRAZIL		Federal Government of Brazil, National Mining Agency	Xavantina
#: 13
	9,226,000		BRAZIL			Xavantina
#: 14
	$ 231,000	Fees	BRAZIL		Federal Government of Brazil, National Mining Agency	AV Mineracao